FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 03, 2015
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis for each of the hierarchy levels (millions of dollars):

	Total Carrying Value	Level 1	Level 2
January 3, 2015:
Money market fund	$9.9	$9.9	$—
Derivative assets	$144.2	$—	$144.2
Derivative liabilities	$148.4	$—	$148.4
December 28, 2013:
Money market fund	$6.7	$6.7	$—
Derivative assets	$91.7	$—	$91.7
Derivative liabilities	$212.3	$—	$212.3

Summary of Company's Financial Instruments Carrying and Fair Values
The following table presents the carrying values and fair values of the Company's financial assets and liabilities, as well as the Company's debt, as of January 3, 2015 and December 28, 2013 (millions of dollars):

	January 3, 2015		December 28, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Other investments	$11.7	$11.9	$14.8	$14.7
Derivative assets	$144.2	$144.2	$91.7	$91.7
Derivative liabilities	$148.4	$148.4	$212.3	$212.3
Long-term debt, including current portion	$3,845.7	$4,323.8	$3,809.3	$3,889.4